[letterhead of K&L Gates LLP]

April 30, 2010

U.S. Securities and Exchange Commission 100 Fifth Street, NE Washington, DC 20549

Ladies and Gentlemen:

This transmittal contains a revised Form N-CSR/A for the Embarcadero Funds, Inc. (the “Company”), which contains updated information from an amended Form N-CSR/A filed on March 18, 2010.  The Company received comments on the March 18 filing from the staff, by letter dated April 14, 2010, and responses to those comments appear in a separate response dated the date hereof.  This letter details the changes made to the Form N-CSR/A since the March 18 filing.

Form N-CSR/A

1.  Disclosure responsive to Form N-CSR, Item 2, Code of Ethics, and Item 3, Audit Committee Financial Expert, has been added.  Also, additional disclosure has been added concerning Item 4, Principal Accountant Fees and Services.

2.  The title to the Form has been revised and corrected in the amended filing.

Shareholder Report

1.  The cover page has been revised to add a footnote indicating that the series names have changed since the date of the shareholder report.

2.  The Shareholder letter has been expanded to include some discussion of factors that materially affected the performance of the Company’s series in 2009.  In addition, the reference to the Alternative Strategies Fund performance for 2009 has been revised to show negative 4.92% returns rather than positive 4.92% returns.

3.  In the “Performance Illustration,” the “Ten Years” average annual total returns for the All-Cap Growth Fund has been corrected to read (17.47)% instead of (18.89)%; the “Ten Years” average annual total returns for the Small-Cap Growth Fund has been corrected to read (24.99)% instead of (26.16)%; and the “One Year” average annual total return for the Alternative Strategies Fund has been corrected to read (4.92)% instead of 4.92%.

4.  In the Statement of Operations, an additional line item for “Proxy Solicitation” has been added for the Absolute Return Fund and the Market Neutral Fund.  For the Absolute Return Fund, the “Proxy Solicitation” line item is $10,478, and the “Miscellaneous Fees” line item has been reduced to $7,111.  For the Market Neutral Fund, the “Proxy Solicitation” line item is $10,551, and the “Miscellaneous Fees” line item has been reduced to $7,429.

5.  In the Statement of Operations, for the Absolute Return Fund, the amount of “Distribution Fees” is $3,317, not the $6,370 previously listed, and the difference of $3,053 increased the “Transfer Agent Fees” to $31,148.  For the Market Neutral Fund, the amount of “Distribution Fees” is $2,794, not the $5,140 previously listed, and the difference of $2,346 increased the “Transfer Agent Fees” to $12,404.

6.  In the Financial Highlights for the Alternative Strategies Fund, the 2009 Total Return has been corrected to show negative 4.92% returns, instead of positive 4.92% returns.

7.  In the Notes to the Financial Statements, note 2E, the reclassifications have been revised to show positive reclassifications, instead of negative reclassifications.

8.  In the Notes to the Financial Statements, note 4, a sentence has been added discussing expenses excluded from the expense limitations in effect during 2009.

9.  In the Notes to the Financial Statements, note 6, additional disclosure has been added indicating that the receipt of litigation proceeds also caused the Alternative Strategies Fund to have positive total returns instead of negative returns.

10.  Biographical updates to the Director and Officer table have been made, including updates to ages.  The Company has a new President, and his biographical information now appears in the table.

11.  The “Expense Illustration” has been revised and updated using the series’ expense ratios during the second half of 2009, rather than the expense ratios for the full year.  This recalculation changed the illustrated expenses in both tables of the Expense Illustration for all five series that existed at December 31, 2009.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at 415.249.1053 or Mark Perlow at 415.249.1070.

Regards,

/s/ Kurt Decko

cc:

Garrett Van Wagoner

Van Wagoner Capital Management, Inc.